Identifiable Intangible Assets and Goodwill - Components of Identifiable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, gross	$ 170,485	$ 164,115
Impact of currency translation on intangible assets	1,399	304
Less: accumulated amortization	(87,001)	(62,508)
Total	$ 84,883	101,911
Estimated Useful Life	3 years
Indefinite-lived Intangible Assets [Line Items]
Intangible assets - net	$ 93,969	110,216
Minimum
Finite-Lived Intangible Assets, Net [Abstract]
Estimated Useful Life	3 years
Maximum
Finite-Lived Intangible Assets, Net [Abstract]
Estimated Useful Life	7 years
Internally developed software costs not meeting general release threshold
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross	$ 2,886	2,105
Trademarks, trade names (non-amortizable)
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross	6,200	6,200
Acquired developed technology
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, gross	$ 119,800	119,800
Weighted-Average Amortization Period	4 years 4 months 24 days
Acquired developed technology | Minimum
Finite-Lived Intangible Assets, Net [Abstract]
Estimated Useful Life	3 years
Acquired developed technology | Maximum
Finite-Lived Intangible Assets, Net [Abstract]
Estimated Useful Life	7 years
Internally developed software costs
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, gross	$ 34,735	30,515
Estimated Useful Life	3 years
Weighted-Average Amortization Period	2 years 1 month 17 days
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, gross	$ 14,510	12,360
Estimated Useful Life	7 years
Weighted-Average Amortization Period	4 years 7 months 6 days
Trade names
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, gross	$ 1,410	1,410
Weighted-Average Amortization Period	1 year
Trade names | Minimum
Finite-Lived Intangible Assets, Net [Abstract]
Estimated Useful Life	2 years
Trade names | Maximum
Finite-Lived Intangible Assets, Net [Abstract]
Estimated Useful Life	5 years
Non-competition agreements
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, gross	$ 30	$ 30
Estimated Useful Life	1 year
Weighted-Average Amortization Period	1 year